TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT

	As of December 31,
	2018	2017

Trade receivables	4,766	4,832

Trade receivables, net – Non-current	4,766	4,832

Current accounts	1,096,072	926,310
Trade receivables with related parties (Note 26)	46,744	96,831
Allowance for doubtful accounts (Note 19)	(14,346)	(16,543)

Trade receivables, net - Current	1,128,470	1,006,598

	Trade receivables, net as of December 31, 2018
	Total	Fully performing	Past due

Guaranteed	564,015	502,822	61,193
Not guaranteed	583,567	532,214	51,353

Trade receivables	1,147,582	1,035,036	112,546

Allowance for doubtful accounts (Note 19)	(14,346)	—	(14,346)

Trade receivables, net	1,133,236	1,035,036	98,200

	Trade receivables, net as of December 31, 2017
	Total	Fully performing	Past due

Guaranteed	412,036	366,902	45,134
Not guaranteed	615,937	543,791	72,146

Trade receivables	1,027,973	910,693	117,280

Allowance for doubtful accounts (Note 19)	(16,543)	—	(16,543)

Trade receivables, net	1,011,430	910,693	100,737